Investment Strategy - TIFF Multi-Asset Fund	Apr. 29, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective through two principal means: (1) diversification across multiple asset classes and (2) active security selection. As a “multi-manager” fund, in addition to the Fund’s investment advisor, TIFF Advisory Services, LLC (“TAS”), the Fund engages external money managers to manage a portion of the Fund’s assets. The Fund also invests a portion of its assets in other investment funds (referred to in this prospectus summary and in the prospectus as “acquired funds”), such as exchange-traded funds, open-end mutual funds, and private investment funds, such as hedge funds. Acquired fund investments are made subject to the limits of the Investment Company Act of 1940, as amended, and any related rules, regulations or exemptions, and the Fund’s policy limiting investments in illiquid investments to no more than 15% of net assets. Asset class allocations and allocations to money managers and acquired funds may change from time to time.
The Fund invests, either directly or indirectly through its investments in acquired funds, in common and preferred stocks, securities issued or guaranteed by the US government, its agencies and instrumentalities, including Treasury bonds and Treasury inflation-protected securities (“TIPS”), and short-term investments, such as high-quality, short-term money market instruments. In addition, the Fund invests in synthetic and derivative instruments, such as futures, options, swaps, and forward foreign currency exchange contracts, in order to gain or hedge exposure to the Fund’s performance benchmark, one or more asset classes or categories of the benchmark, geographic exposures, or individual positions, including currency exposures. Among other uses, these investments are designed to complement the Fund’s other holdings, and may be used in part to adjust the Fund’s overall exposures toward the levels desired by TAS. As part of its investment strategy, the Fund may take short positions in which it sells securities it does not own. In order to settle such short sales, the Fund must borrow or otherwise acquire the securities that it sold short to make delivery to the buyer. The Fund is then obligated to replace borrowed securities by purchasing them at the market price at the time of replacement.
TAS also pursues a direct trading strategy whereby it invests a portion of the Fund’s assets directly in a limited number of publicly traded equity securities (typically, not more than 20). The issuers of such securities may be of any size, operate in any industry, and have domestic as well as international operations. TAS chooses these direct equity holdings from the listed equity positions reported on Form 13F by a small group of long-oriented, active investment managers based upon TAS’s belief that such managers have demonstrated an ongoing ability to add value through security selection and tend not to trade holdings frequently.
The Fund invests broadly in issuers domiciled in the United States and foreign countries. The Fund’s foreign securities may be denominated in currencies other than the US dollar. Under normal circumstances, up to 50% of the Fund’s assets may be invested in foreign securities, including emerging market securities. The Fund invests in companies of all sizes as measured by market capitalization. A portion of the Fund’s assets may be invested in smaller companies. The Fund’s investments in bonds and other debt obligations are not subject to any stated limitations on maturity. Up to 20% of the Fund’s assets may be invested in debt obligations rated below investment grade, or if unrated, determined to be comparable quality (known as high yield bonds or “junk bonds”).